Long Term Assets (Details) - Schedule of Long Term Assets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Long Term Assets [Abstract]
Prepaid expenses	$ 174	$ 201
Other	22	59
Long term assets	$ 196	$ 260